Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 21 — SHARE-BASED COMPENSATION

We have established a Global Share Incentive Plan (the “Incentive Plan”) for the purpose of providing share-based compensation as incentives and rewards to employees and consultants.

In connection with the Recapitalization Transaction as discussed in Note 4, following changes were made to our outstanding share-based awards:

(i)	each option granted and outstanding became an option to purchase the Company’s Class A ordinary shares, exercisable for the number of shares and at the per share exercise price as adjusted by the stock split factor of 3.3593 and otherwise subject to the same terms and conditions that applied prior to the stock split.

(ii)	each restricted share unit granted and outstanding was cancelled in exchange for a right to acquire a number of the Company’s Class A ordinary shares as adjusted by the stock split factor of 3.3593 and otherwise subject to the same terms and conditions that applied to the restricted share unit prior to the stock split.

(iii)	each restricted share granted and outstanding was increased by the stock split factor of 3.3593 and subject to the same terms and conditions as were applicable prior to the stock split.

None of these changes resulted in a modification requiring incremental share-based compensation recognition.

As of December 31, 2025, the Incentive Plan has a remaining reserve of 18,749,551 shares for share-based awards. The Incentive Plan may issue share-based awards in the form of equity options (“Share Options”), restricted share units (“RSUs”), and restricted share awards (“RSAs”).

Our share-based awards generally vest in accordance with the following schedule:

●	50% at the second anniversary of the grant date

●	25% at the third anniversary of the grant date

●	25% at the fourth anniversary of the grant date

Vesting commences on the grant date. Upon termination of employment, unvested share-based awards are subject to forfeiture. The share-based awards are not transferable and may not be sold, pledged or otherwise transferred, and grantees are not entitled to vote the restricted shares or receive dividends paid on the restricted shares.

Share Options

During 2025, 2024 and 2023, we granted 833,889, 3,549,705 and 3,301,855 Share Options, respectively, to employees with a weighted average grant-date fair value of $9.67, $6.56 and $4.14 per option, respectively. We estimated the fair value of the Share Options on the date of grant with the assistance of an independent third-party valuation specialist. The fair value of the Share Options was determined using the Black-Scholes pricing model. The following are the weighted average of significant assumptions used in the model:

	2025	2024	2023
Dividend yield	0%	0%	0%
Risk-free interest rate	1.6%	2.3%	3.8%
Expected volatility(1)	35.5%	59.8%	50.0%
Expected term	2.75 years	2.75 years	2.75 years

(1)	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

A summary of the Share Option activity for the year ended December 31, 2025 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2025	32,490,744	$0.13	5.26	$304,071,390
Granted	833,889	$0.14
Exercised	(21,580,475)	$0.14
Cancelled/forfeited	(580,380)	$0.14
Outstanding at December 31, 2025	11,163,778	$0.14	5.97	$84,588,262

Exercisable at December 31, 2025	8,187,122	$0.14	5.25	$61,876,911

There were 21,580,475 options exercised during the year ended December 31, 2025 with an aggregate intrinsic value of $165,326,538. Cash proceeds received were $2,838,501.

There were 438,173 options exercised during the year ended December 31, 2024 with an aggregate intrinsic value of $4,099,990. Cash proceeds received were $48,991. There were no options exercised in 2023.

As of December 31, 2025, unrecognized compensation expense related to Share Options was $8,399,158 and expected to be recognized over a weighted-average period of 1.36 years.

The following is a summary of the non-vested Share Option activity for the year ended December 31, 2025:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	6,808,475	$5.21
Granted	833,889	$9.67
Vested	(4,144,539)	$4.90
Cancelled/forfeited	(521,172)	$6.24
Non-vested at December 31, 2025	2,976,656	$6.72

The total fair value of options vested during the year ended December 31, 2025 was $20,309,108.

Restricted Share Units (“RSUs”)

We granted 693,764, 2,862,298 and 1,685,864 of RSUs during the years ended December 31, 2025, 2024 and 2023, respectively. We used an independent fair value specialist to assist us with estimating the fair value of our ordinary shares on the grant date. The weighted average fair value for RSUs granted during the years ended December 31, 2025, 2024 and 2023 was $9.62, $6.75 and $4.32, respectively.

A summary of the Restricted Share Unit activity for the year ended December 31, 2025, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	7,694,425	$5.21
Granted	693,764	$9.62
Cancelled/forfeited	(718,917)	$6.76
Shares delivered	(4,051,432)	$4.57
Outstanding at December 31, 2025	3,617,840	$6.45

The intrinsic value of shares delivered for the year ended December 31, 2025 was $37,799,537. There were no shares delivered during the years end December 31, 2024 and 2023.

As of December 31, 2025, the total unrecognized compensation expense related to RSUs was $5,504,820 and expected to be recognized over a weighted average period of 1.3 years.

The following is a summary of the non-vested Restricted Share Unit activity for the year ended December 31, 2025:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	4,211,661	$5.97
Granted	693,764	$9.62
Vested	(2,354,303)	$5.98
Cancelled/forfeited	(463,943)	$8.11
Non-vested at December 31, 2025	2,087,179	$6.74

The total fair value of RSUs vested during the year ended December 31, 2025, was $14,082,980.

Restricted Share Award (“RSAs”)

We granted 2,401,884 and 496,218 RSAs during the years ended December 31, 2025 and 2024, respectively. We did not grant any RSAs during 2023. A summary of the Restricted Share Award activity for the year ended December 31, 2025, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	5,678,012	$3.19
Granted	2,401,884	$9.61
Cancelled/forfeited	(10,000)	$9.62
Vested	(8,069,896)	$5.09
Outstanding at December 31, 2025	–	$–

A summary of the non-vested Restricted Share Award activity for the year ended December 31, 2025, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	1,295,450	$2.85
Granted	2,401,884	$9.61
Vested	(3,687,334)	$7.24
Cancelled/forfeited	(10,000)	$9.62
Non-vested at December 31, 2025	–	$–

The total fair value of RSAs vested during the year ended December 31, 2025, was $26,696,298.

Compensation Expense Allocation

We recognized compensation expense from share-based awards in the amount of $43,872,899, $32,587,611 and $29,411,885 for the years ended December 31, 2025, 2024 and 2023, using the graded vesting method of attribution. We account for forfeitures as they occur. The compensation expense was recorded in the consolidated statement of operations and comprehensive (loss) income as follows:

	2025	2024	2023
General and administrative	$35,902,434	$22,269,185	$19,963,974
Technology and development	5,952,939	8,290,375	7,748,683
Marketing and branding	2,017,526	2,028,051	1,699,228
Total	$43,872,899	$32,587,611	$29,411,885

In connection with our delivery of ordinary shares to employees that had vested RSUs or exercised options, we recognized a tax windfall benefit $7,510,778 related to share-based compensation for the year ended December 31, 2025. We did not recognize a tax benefit related to share-based compensation for the years ended December 31, 2024 and 2023.